Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Sales (net of returns)	$ 42,775	$ 612,308	$ 724,311	$ 48,105	$ 20,387	$ 16,176
Cost of goods sold	(48,215)	(287,773)	(394,987)	(74,418)	(245,500)	(109,706)
Gross margin	(5,440)	324,535	329,324	(26,313)	(225,113)	(93,530)
Operating expenses:
Contracted services	179,714	165,697	423,678	430,770	2,109,146	1,493,076
Salaries and wages	16,378	365,013	606,689	412,262	1,078,730	508,769
Other selling, general and administrative	79,456	156,258	1,189,671	301,843	1,006,603	888,817
Sales and marketing	27,164	24,230	47,242	32,652	67,467	112,506
Total operating expenses	302,712	711,198	2,267,280	1,177,527	4,261,946	3,003,168
Loss from operations	(308,152)	(386,663)	(1,937,956)	(1,203,840)	(4,487,059)	(3,096,698)
Other income/ (expense):
Interest income		205	16,356		132
Interest expense	89,763	(21,854)	(1,935,491)	(420,524)	(665,195)	(684,833)
Gain/Loss from debt extinguishment		34,962	34,962		16,391	(42,382)
Total other income (expense)	89,763	13,313	(1,884,172)	(420,524)	(648,672)	(727,215)
Provision for income tax
Net loss	$ (218,389)	$ (373,350)	$ (3,822,129)	$ (1,624,364)	$ (5,135,731)	$ (3,823,913)
Net loss per share (basic and diluted)	$ (0.01)	$ (0.01)	$ (0.07)	$ (0.04)	$ (0.12)	$ (0.11)
Weighted average number of common shares outstanding	41,807,563	56,908,703	51,113,403	41,603,074	42,154,947	36,108,948
Canfield [Member]
Sales (net of returns)			$ 175,273		$ 1,017,833	$ 1,309,178
Cost of goods sold			(105,964)		(508,874)	(605,273)
Gross margin			69,309		508,959	703,905
Operating expenses:
Salaries and wages					517,725	320,470
Professional fees					193,797	59,625
Depreciation					63,758	62,825
Other selling, general and administrative					204,075	194,310
Total operating expenses			178,811		979,355	637,230
Loss from operations			(109,502)		(470,396)	66,675
Other income/ (expense):
Interest income					501
Interest expense			(2,513)		(8,376)	(5,715)
Gain on sale of fixed assets					1,037	7,246
Total other income (expense)					(6,838)	1,531
Provision for income tax
Net loss			$ (111,561)		$ (477,234)	$ 68,206
Net income (loss) per share applicable to common shareholders - basic					$ (0.04)	$ 0.01
Net income (loss) per share applicable to common shareholders - diluted					$ (0.04)	$ 0.01
Weighted average number of common shares outstanding - basic					11,635,534	11,385,693
Weighted average number of common shares outstanding - diluted					11,935,534	11,385,693